Significant Accounting Policies - Summary of Assets and Liabilities Measured on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-term investments:
Available-for-sale debt investments	$ 110,868	$ 2,134,316
Equity securities	312,883	712,181
Total recurring fair value measurements	423,751	2,846,497
Level 1 [Member]
Short-term investments:
Available-for-sale debt investments	0	0
Equity securities	312,883	712,181
Total recurring fair value measurements	312,883	712,181
Level 2 [Member]
Short-term investments:
Available-for-sale debt investments	110,868	2,134,316
Equity securities	0	0
Total recurring fair value measurements	110,868	2,134,316
Level 3 [Member]
Short-term investments:
Available-for-sale debt investments	0	0
Equity securities	0	0
Total recurring fair value measurements	$ 0	$ 0